Labor obligations - Actuarial assumptions (Details) - Defined benefit plan - item	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Labor obligations
Discount rate	8.00%	9.00%	7.75%
Expected rate of salary increase	5.80%	5.80%	4.50%
Average longevity at retirement age for current pensioners (in years)	14	13	14
Inflation	5.00%	4.00%	3.50%